THE COMPANY AND ITS SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Shares outstanding
	September 30, 2020	September 30, 2019

Warrants	0	2,000,000
Options	2,142,000	2,252,000
	2,142,000	4,252,000

	December 31, 2019	December 31, 2018
Warrants	2,000,000	2,000,000
Options	2,252,000	2,222,000
Total	4,252,000	4,222,000